Income tax expense - Tax rates (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas
Applicable tax rate	27.52%	27.52%	27.80%
Deferred tax assets	€ 6,090
Effects from other non-deductible expenses and permanent differences			€ 874
Reduction in current income tax expense		€ 2,558
Amount of other non-deductible expenses related to share-based payments		20,226
Non-deductible share-based payment expenses	14,137
Temporary differences associated with investments in subsidiaries	2,119	198	0
Tax effect of tax losses	(3,500)	4,064	18
Deferred tax relating to items credited (charged) directly to equity	1,249		2,318
Interest carry forward
Disclosure of geographical areas
Deferred tax assets			1,400
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense		1,560	€ 1,400
Tax loss carryforwards
Disclosure of geographical areas
Deferred tax assets	6,056	1,560
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense		723
Tax effect of tax losses		4,787
Deferred tax relating to items credited (charged) directly to equity	1,249
IPO related transaction costs recorded directly in equity
Disclosure of geographical areas
Tax effect of tax losses		€ 1,229
Temporary differences from investments in subsidiaries
Disclosure of geographical areas
Deferred tax assets	€ 0
Germany
Disclosure of geographical areas
Applicable tax rate	27.52%	27.52%	27.80%
Corporate tax rate	15.00%
Solidarity surcharge on corporate tax rate	5.50%
Trade tax rate	11.70%
Primary deferred tax rate	27.45%	27.52%
Current income tax effect related to non-deductible interest expenses			€ 1,042
Netherlands
Disclosure of geographical areas
Deferred income tax related to current tax losses	€ (29)
Taxable income below euro 200.000 | Netherlands
Disclosure of geographical areas
Applicable tax rate			19.00%
Threshold level of taxable income			€ 200
Taxable income above euro 200.000 | Netherlands
Disclosure of geographical areas
Applicable tax rate			25.00%
Threshold level of taxable income			€ 200
Minimum | Non German
Disclosure of geographical areas
Applicable tax rate	21.00%
Maximum | Non German
Disclosure of geographical areas
Applicable tax rate	25.00%